Clinical Study Agreement Amendment With Parker Institute - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Clinical Study Agreement Amendment with Parker Institute [Line Items]
Research and Development Expense		$ 6,005,000	$ 4,658,000	$ 13,113,000	$ 9,621,000	$ 21,664,000	$ 18,770,000
Parker Institute for Cancer Immunotherapy [Member]
Clinical Study Agreement Amendment with Parker Institute [Line Items]
cash		9,500,000		9,500,000
Collaboration Agreement [Member] | Parker Institute for Cancer Immunotherapy [Member]
Clinical Study Agreement Amendment with Parker Institute [Line Items]
cash	$ 1,000,000					9,600,000
Number of stock issued during the period.	1,290,540
Research and Development Expense	$ 900,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 700,000